Debt - Summary of indebtedness (Details) $ in Thousands	Jun. 30, 2026 USD ($) assetPledgedAsCollateral aircraft engine helicopter	Dec. 31, 2025 USD ($)
Debt Instrument [Line Items]
Number of aircraft pledged as collateral | assetPledgedAsCollateral	289
Commitment	$ 54,742,887
Undrawn amounts	11,731,823
Debt issuance costs, debt discounts and debt premium	(237,536)	$ (240,983)
Debt	42,773,528	43,565,321
Unsecured
Debt Instrument [Line Items]
Commitment	45,219,362
Undrawn amounts	10,720,000
Amount outstanding	$ 34,499,362	34,245,452
Secured
Debt Instrument [Line Items]
Number of aircraft pledged as collateral | aircraft	205
Commitment	$ 7,273,525
Undrawn amounts	1,011,823
Amount outstanding	$ 6,261,702	7,310,852
Number of engines pledged as collateral | engine	79
Number of helicopters pledged as collateral | helicopter	5
Subordinated
Debt Instrument [Line Items]
Commitment	$ 2,250,000
Undrawn amounts	0
Amount outstanding	2,250,000	2,250,000
Floating rate debt
Debt Instrument [Line Items]
Debt	10,200,000
AerCap Trust, AICDC Notes & AFDAC Notes | Unsecured
Debt Instrument [Line Items]
Commitment	29,250,000
Undrawn amounts	0
Amount outstanding	$ 29,250,000	29,000,000
Weighted average interest rate	4.09%
Revolving credit facilities | Unsecured
Debt Instrument [Line Items]
Commitment	$ 9,950,000
Undrawn amounts	9,925,000
Amount outstanding	$ 25,000	25,000
Weighted average interest rate	0.00%
Other unsecured debt | Unsecured
Debt Instrument [Line Items]
Commitment	$ 6,019,362
Undrawn amounts	795,000
Amount outstanding	$ 5,224,362	5,220,452
Weighted average interest rate	4.90%
Export credit facilities | Secured
Debt Instrument [Line Items]
Number of aircraft pledged as collateral | assetPledgedAsCollateral	35
Commitment	$ 819,497
Undrawn amounts	0
Amount outstanding	$ 819,497	1,003,129
Weighted average interest rate	3.40%
Additional commitment	$ 900,000
Institutional secured term loans & secured portfolio loans | Secured
Debt Instrument [Line Items]
Number of aircraft pledged as collateral | assetPledgedAsCollateral	166
Commitment	$ 4,474,673
Undrawn amounts	0
Amount outstanding	$ 4,474,673	5,292,379
Weighted average interest rate	4.87%
AerFunding Revolving Credit Facility | Secured
Debt Instrument [Line Items]
Number of aircraft pledged as collateral | assetPledgedAsCollateral	21
Commitment	$ 1,750,000
Undrawn amounts	934,167
Amount outstanding	$ 815,833	802,836
Weighted average interest rate	5.07%
Other secured debt | Secured
Debt Instrument [Line Items]
Number of aircraft pledged as collateral | assetPledgedAsCollateral	67
Commitment	$ 229,355
Undrawn amounts	77,656
Amount outstanding	$ 151,699	212,466
Weighted average interest rate	6.19%
Fair value adjustment | Secured
Debt Instrument [Line Items]
Commitment	$ 0
Undrawn amounts	0
Amount outstanding	0	42
Subordinated Notes | Subordinated
Debt Instrument [Line Items]
Commitment	2,250,000
Undrawn amounts	0
Amount outstanding	$ 2,250,000	$ 2,250,000
Weighted average interest rate	6.69%